Auditor's remuneration	12 Months Ended
Dec. 31, 2020
40. Auditor's remuneration
Auditor's remuneration

40 Auditor’s remuneration

Auditor’s remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2020	2019	2018
	£m	£m	£m
Audit of the Barclays Group's annual accounts	9	10	8
Other services:
Audit of the Company's subsidiaries[a]	38	35	32
Other audit related fees[b]	10	9	9
Other services	2	2	2
Total Auditor's remuneration	59	56	51

Notes

a Comprises the fees for the statutory audit of subsidiaries both inside and outside the UK and fees for work performed by associates of KPMG in respect of the consolidated financial statements of the Company.

b Comprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.

Under SEC regulations, the remuneration of our auditors is required to be presented as follows: audit fees £52m (2019: £50m, 2018: £45m), audit-related fees £6m (2019: £5m, 2018: £5m), tax fees £nil (2019: £nil, 2018: £nil), and all other fees £1m (2019: £1m, 2018: £1m).